Variable Interest Entities	12 Months Ended
Sep. 30, 2016
Variable Interest Entities [Abstract]
VARIABLE INTEREST ENTITIES

NOTE 4. VARIABLE INTEREST ENTITIES

Kingtone Wireless’ controlling shareholders since the inception of Kingtone Wireless on October 27, 2009, also owned more than 50% of Kingtone Information since the inception of Kingtone Information on December 28, 2001. Mr. Tao Li, the controlling shareholder of Kingtone Information, obtained beneficial ownership and the right to acquire a majority of the outstanding shares of Kingtone Wireless pursuant to a certain Term Sheet, dated October 27, 2009 between certain shareholders of Kingtone Information (including Mr. Li) and Ms. Sha Li, the sole shareholder of Kingtone Wireless at such time (the “Term Sheet”). Such parties subsequently entered into Call Option Agreements dated December 15, 2009 upon the terms and conditions set forth in the Term Sheet. On December 15, 2009, Kingtone Wireless through one of its subsidiaries, Softech, entered into a series of agreements (the “Restructuring Agreements”) with Kingtone Information for it to qualify as a VIE and to meet foreign ownership limitations established by the PRC (the “Reorganization”). The Restructuring Agreements are as follows:

Entrusted Management Agreement

Pursuant to the terms of a certain Entrusted Management Agreement dated December 15, 2009 among Kingtone Information, Softech and the shareholders of Kingtone Information (the “Entrusted Management Agreement”), Kingtone Information and its shareholders agreed to entrust the operations and management of its business to Softech. According to the Entrusted Management Agreement, Softech possesses the full and exclusive right to manage Kingtone Information’s operations, assets and personnel, has the right to control all of Kingtone Information's cash flows through an entrusted bank account, is entitled to Kingtone Information's net profits as a management fee, is obligated to pay all of Kingtone Information’s payables and loan payments, and bears all losses of Kingtone Information. The Entrusted Management Agreement will remain in effect until (i) the parties mutually agree to terminate the agreement; (ii) the dissolution of Kingtone Information or (iii) Softech acquires all of the assets or equity of Kingtone Information (as more fully described below under “Exclusive Option Agreement”).

Exclusive Technology Service Agreement

Pursuant to the terms of a certain Exclusive Technology Service Agreement dated December 15, 2009 between Kingtone Information and Softech (“the Exclusive Technology Services Agreement”), Softech is the exclusive technology services provider to Kingtone Information. Kingtone Information agreed to pay Softech all fees payable for technologies services prior to making any payments under the Entrusted Management Agreement. Any payment from Kingtone Information to Softech must comply with applicable Chinese laws. Further, the parties agreed that Softech shall retain sole ownership of all intellectual property developed in connection with providing technology services to Kingtone Information. The Exclusive Technology Services Agreement shall remain in effect until (i) the parties mutually agree to terminate the agreement; (ii) the dissolution of Kingtone Information or (iii) Softech acquires Kingtone Information (as more fully described below under “Exclusive Option Agreement”).

Shareholders’ Voting Proxy Agreement

Pursuant to the terms of a certain Shareholders’ Voting Proxy Agreement dated December 15, 2009 among Softech and the shareholders of Kingtone Information (the “Shareholders’ Voting Proxy Agreement”), each of the shareholders of Kingtone Information irrevocably appointed Softech as their proxy to exercise on each of such shareholder’s behalf all of their voting rights as shareholders pursuant to PRC law and the Articles of Association of Kingtone Information, including the appointment and election of directors of Kingtone Information. Softech agreed that it shall maintain a board of directors the composition of which will be the members of the board of directors of Kingtone Wireless, except those directors that are employed solely for the purpose of satisfying listing or financing requirements of Kingtone Wireless. The Shareholders’ Voting Proxy Agreement will remain in effect until Softech acquires all of the assets or equity of Kingtone Information.

Exclusive Option Agreement

Pursuant to the terms of a certain Exclusive Option Agreement dated December 15, 2009 among Softech, Kingtone Information and the shareholders of Kingtone Information (the “Exclusive Option Agreement”), the shareholders of Kingtone Information granted Softech an irrevocable and exclusive purchase option (the “Option”) to acquire Kingtone Information’s equity interests and/or remaining assets, but only to the extent that the acquisition does not violate limitations imposed by PRC law on such transactions. As discussed above, current PRC law does not allow foreigners to hold equity interests in a PRC entity that engages in business dealings with classified government information. Accordingly, the Option is exercisable at any time at Softech’s discretion so long as such exercise and subsequent acquisition of Kingtone Information does not violate PRC law. The consideration for the exercise of the Option is to be determined by the parties and memorialized in the future by definitive agreements setting forth the kind and value of such consideration. To the extent Kingtone Information shareholders receive any of such consideration, the Option requires them to transfer (and not retain) the same to Kingtone Information or Softech. The Exclusive Option Agreement may be terminated by mutual agreement or by 30 days written notice by Softech.

Equity Pledge Agreement

Pursuant to the terms of a certain Equity Pledge Agreement dated December 15, 2009 among Softech and the shareholders of Kingtone Information (the “Pledge Agreement”), the shareholders of Kingtone Information pledged all of their equity interests in Kingtone Information, including the proceeds thereof, to guarantee all of Softech's rights and benefits under the Entrusted Management Agreement, the Exclusive Technology Service Agreement, the Shareholders’ Voting Proxy Agreement and the Exclusive Option Agreement. Prior to termination of the Pledge Agreement, the pledged equity interests cannot be transferred without Softech's prior written consent. The Pledge Agreement may be terminated only upon the written agreement of the parties.

As a result of these contractual arrangements, Kingtone Wireless is able to exercise control over Kingtone information and was entitled to substantially all of the economic benefits of Kingtone Information through its subsidiary, Softech. Therefore, Kingtone Wireless consolidates Kingtone Information in accordance with ASC 810-10 (“Consolidation of Variable Interest Entities”) since the date of the Reorganization. The controlling shareholder also controlled Kingtone Wireless and Kingtone Information before and after the Reorganization, therefore the Reorganization is accounted for as a transaction between entities under common control in a manner similar to pooling of interests.

The following financial statement amounts and balances of the VIE were included in the accompanying consolidated financial statements as of and for the years ended September 30, 2016 and 2015.:

	As of September 30,
	2016	2015
	US$(’000)	US$(’000)
ASSETS
Current assets
Cash and cash equivalents	$491	$1,653
Accounts and notes receivable, net of allowance	4,244	4,426
Unbilled revenue	385	-
Amounts due from related companies	6,152	5,739
Inventories	90	166
Other receivables and prepayments	95	152
Total Current Assets	11,457	12,136
Non-current assets
Property and equipment, net	10,863	11,895
Intangible assets	527	571
Total Assets	$22,846	$24,602

LIABILITIES
Current liabilities
Accounts payable	$1,277	$2,067
Advances from customers	381	392
Other payables and accruals	96	56
Taxes payable	1,406	1,551
Amounts due to related party	-	-
Dividend payable	775	812
Total Current Liabilities	3,935	4,877
Total Liabilities	$3,935	$4,877

	For the years ended September 30,
	2016	2015	2014
	US$(’000)	US$(’000)	US$(’000)
Revenue	$1,192	$8,819	$6,186
Net Income	$299	$1,527	$505

Parent-only Schedule

The management believes Schedule I (Condensed Financial Information of Registrant) is not required because the amount of restricted net assets of our PRC subsidiaries and VIE’s as a result of the statutory reserve required to be maintained was $2.1 million or 10% of the Company’s total consolidated net assets as of September 30, 2016, which is less than 25%. Therefore, the Company decided the parent company schedule information is not required to be presented under Rule 5-04 of Regulation S-X.

One of our wholly owned subsidiaries and the VIE are corporations incorporated under the laws of the PRC and subject to the PRC laws and regulations. Relevant PRC laws and regulations permit PRC companies to pay dividends only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. The Company’s subsidiary and VIE in China are required to make appropriations to certain non-distributable reserve funds. In accordance with the laws applicable to China’s Foreign-Invested Enterprises (“FIEs”), its subsidiaries have to make appropriations from its after-tax profit (as determined under Generally Accepted Accounting Principles in the PRC (“PRC GAAP”) to non-distributable reserve funds including (i) general reserve fund, (ii) enterprise expansion fund and (iii) staff bonus and welfare fund. General reserve fund is at least 10% of the after-tax profits calculated in accordance with the PRC GAAP. Appropriation is not required if the reserve fund has reached 50% of the registered capital of the respective company. The appropriation of the other two reserve funds is at the Company’s discretion. At the same time, the Company’s VIE, in accordance with the China Company Laws, must make appropriations from its after-tax profit (as determined under the PRC Generally Accepted Accounting Principles, or the PRC GAAP) to non-distributable reserve funds including (i) statutory surplus fund and (ii) discretionary surplus fund. Statutory surplus fund is at least 10% of the after-tax profits calculated in accordance with the PRC GAAP. Appropriation is not required if the reserve fund has reached 50% of the registered capital of the respective company. General reserve fund and statutory surplus fund are restricted for setting off against losses, expansion of production and operation or increase in registered capital of the respective company. As a result of these PRC laws and regulations, the general reserve, statutory surplus and registered capital of PRC subsidiaries and VIE are restricted in terms of being transferred to the Company either in the form of dividends, loans or advances. The amount of such restricted net assets for all PRC subsidiaries and VIE’s was $2.1 million or 10% of the Company’s total consolidated net assets as of September 30, 2016.

The Company performed the evaluation to identify any circumstances where third parties may limit its subsidiary’s or VIE’s ability to loan, advance or dividend funds to the parent including going through the loan agreements its subsidiary or VIE entered into with third parties and did not find such restrictions contained in the agreements.

There are no other specific third party restrictions on the ability of the Company’s subsidiary or VIE to transfer funds outside of the entity. As a result, there are no other restricted net assets as such term is defined under Rule 4-08(e) (3) of Regulation S-X.